UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Summit Rock Advisors, LLC
Address: 9 West 57th Street, 12th Floor
         New York, New York  10019

13F File Number:  028-14655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Lee
Title:     Chief Compliance Officer
Phone:     (212) 993-7141

Signature, Place, and Date of Signing:

 /s/   William Lee     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $95,813 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     BARCLYS 1-3 YR   464287457    25122   297407 SH       SOLE                   297407        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     4104    69580 SH       SOLE                    69580        0        0
ISHARES TR                     MSCI ACWI INDX   464288257    19289   380070 SH       SOLE                   380070        0        0
ISHARES TR                     HIGH YLD CORP    464288513    17598   186520 SH       SOLE                   186520        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    29700   281413 SH       SOLE                   281413        0        0